UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-21478

Name of Registrant:	Vanguard CMT Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2006 - February 28, 2007

Item 1:	Reports to Shareholders

Vanguard® CMT Funds
February 28, 2007

Vanguard® Market Liquidity Fund
Vanguard® Municipal Cash Management Fund

2007 Total Returns		August 31, 2006- February 28, 2007

		Average	SEC 7-Day
		Institutional	Annualized
	Vanguard	Money Market	Yield[2]:
Vanguard CMT Fund	Fund	Fund[1]	2/28/2007

Market Liquidity	2.7%	2.5%	5.51%
Municipal Cash	1.8	--	3.72
Management

1. Derived from data provided by Lipper Inc.

2. The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

FUND PROFILES

As of 2/28/2007
These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND
Financial Attributes

Yield		5.5%
Average Weighted Maturity		20 days
Average Quality[1]		Aa
Expense Ratio[2]		0.006%

Sector Diversification (% of portfolio)
Bankers Acceptances		1%
Finance
Certificates of Deposit		38
Commercial Paper		21
Collateralized Repurchase Agreements		40

Distribution by Credit Quality[1] (% of portfolio)
Aaa		42%
Aa		56
A		2

1. Moody’s Investors Service.

2. Annualized.

MUNICIPAL CASH MANAGEMENT FUND
Financial Attributes

Yield	3.7%
Average Weighted Maturity	13 days
Average Quality[1]	MIG-1
Expense Ratio[2]	0.012%

Distribution by Credit Quality[3] (% of portfolio)
MIG-1/SP-1+/F-1+	94%
A-1/P-1/F-1	6

Largest State Concentrations[4] (% of portfolio)
Texas	16
Tennessee	12
Pennsylvania	10
Michigan	8
Illinois	8
Florida	6
Ohio	5
Georgia	3
Arizona	3
New York	3
Total	74%

Average Annual Total Returns for periods ended December 31, 2006

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Fund	Inception Date	One Year	Since Inception
			Capital	Income	Total
Market Liquidity	7/19/2004
		5.17%	0.00%	3.78%	3.78%
Municipal Cash Management	7/19/2004
		3.48	0.00	2.68	2.68

1.	Moody’s Investors Service.
2.	Annualized.
3.	Ratings: Moody’s Investor Service, Standard & Poor’s, Fitch.
4.	“Largest State Concentrations” figures exclude any fixed income futures contracts.

VANGUARD MARKET LIQUIDITY FUND
February 28, 2007

Statement of Net Assets
				Face	Market
		Maturity		Amount	Value•
	Yield••	Date		($000)	($000)
Commercial Paper (21.3%)

Bank Holding Company (0.4%)
HSBC USA, Inc.	5.280%	3/5/07		65,000	64,962
HSBC USA, Inc.	5.289%	3/7/07		9,000	8,992
					73,954
Finance--Auto (0.1%)
DaimlerChrysler Rev. Auto Conduit LLC 1	5.299%	3/5/07		12,000	11,993
DaimlerChrysler Rev. Auto Conduit LLC 2	5.328%	4/5/07		10,000	9,949
					21,942
Finance--Other (9.9%)
Cafco, LLC	5.299%	3/14/07	(1)	20,000	19,962
Cafco, LLC	5.291%-5.303%	3/27/07	(1)	120,150	119,694
CRC Funding, LLC	5.304%	3/8/07	(1)	100,000	99,898
GovCo Inc.	5.312%	5/18/07	(1)	40,000	39,545
GovCo Inc.	5.314%-5.319%	5/21/07	(1)	160,600	158,704
GovCo Inc.	5.314%	5/22/07	(1)	140,000	138,327
Liberty Street Funding Corp.	5.291%	3/15/07	(1)	50,000	49,898
Liberty Street Funding Corp.	5.293%	3/22/07	(1)	100,000	99,693
Liberty Street Funding Corp.	5.295%	3/29/07	(1)	17,000	16,931
Old Line Funding, LLC	5.296%	3/1/07	(1)	50,000	50,000
Old Line Funding, LLC	5.298%	3/8/07	(1)	28,265	28,236
Old Line Funding, LLC	5.284%-5.300%	3/15/07	(1)	114,550	114,316
Old Line Funding, LLC	5.287%	3/19/07	(1)	50,553	50,420
Old Line Funding, LLC	5.299%	3/20/07	(1)	33,000	32,908
Old Line Funding, LLC	5.284%-5.291%	3/21/07	(1)	73,938	73,722
Old Line Funding, LLC	5.288%	3/22/07	(1)	45,241	45,102
Old Line Funding, LLC	5.287%	3/27/07	(1)	21,356	21,275
Park Avenue Receivable Co., LLC	5.285%	3/7/07	(1)	25,152	25,130
Park Avenue Receivable Co., LLC	5.303%	3/13/07	(1)	25,000	24,956
Park Avenue Receivable Co., LLC	5.294%	3/14/07	(1)	17,219	17,186
Park Avenue Receivable Co., LLC	5.292%-5.296%	3/20/07	(1)	170,623	170,149
Park Avenue Receivable Co., LLC	5.289%	3/23/07	(1)	124,000	123,601
Park Avenue Receivable Co., LLC	5.307%	4/24/07	(1)	40,000	39,684
Windmill Funding Corp.	5.285%	3/7/07	(1)	22,000	21,981
Windmill Funding Corp.	5.298%	3/12/07	(1)	13,900	13,878
Windmill Funding Corp.	5.291%	3/14/07	(1)	20,000	19,962
Windmill Funding Corp.	5.299%	3/16/07	(1)	10,000	9,978
Windmill Funding Corp.	5.303%	4/11/07	(1)	33,800	33,597
Yorktown Capital LLC	5.299%	3/1/07	(1)	59,000	59,000
Yorktown Capital LLC	5.289%-5.300%	3/15/07	(1)	170,000	169,652
Yorktown Capital LLC	5.293%	3/28/07	(1)	100,000	99,606
					1,986,991
Foreign Banks (8.0%)
CBA (Delaware) Finance Inc.	5.287%	3/19/07		30,000	29,921
CBA (Delaware) Finance Inc.	5.290%	3/23/07		25,000	24,920
CBA (Delaware) Finance Inc.	5.289%-5.299%	3/30/07		78,000	77,670
CBA (Delaware) Finance Inc.	5.290%	4/5/07		171,000	170,128
Danske Corp.	5.280%	3/14/07	(1)	36,888	36,818
Danske Corp.	5.298%	4/17/07	(1)	30,000	29,794
Fortis Funding LLC	5.309%	5/23/07	(1)	30,000	29,638
ING (U.S.) Funding LLC	5.283%	3/2/07		130,000	129,981
Nordea North America Inc.	5.291%	3/26/07		100,000	99,636
Nordea North America Inc.	5.294%-5.299%	3/29/07		39,000	38,841
Nordea North America Inc.	5.283%	3/30/07		70,250	69,953
Rabobank USA Financial Corp.	5.295%-5.297%	4/9/07		299,200	297,506
Santander Central Hispano Finance (Delaware) Inc.	5.297%	3/26/07		50,000	49,818
UBS Finance (Delaware), LLC	5.296%	3/8/07		11,250	11,239
UBS Finance (Delaware), LLC	5.297%	3/19/07		435,000	433,858
Westpac Banking Corp.	5.310%	5/2/07	(1)	40,000	39,639
Westpac Banking Corp.	5.310%	5/3/07	(1)	40,000	39,633
					1,608,993
Foreign Finance Other (0.9%)
IXIS Commercial Paper Corp.	5.301%	3/19/07	(1)	45,000	44,882

IXIS Commercial Paper Corp.	5.303%	3/21/07	(1)	100,000	99,709
IXIS Commercial Paper Corp.	5.310%	3/26/07	(1)	20,000	19,927
IXIS Commercial Paper Corp.	5.309%	4/4/07	(1)	12,000	11,941
IXIS Commercial Paper Corp.	5.310%	4/5/07	(1)	11,000	10,944
					187,403
Foreign Industrial (0.8%)
GlaxoSmithKline Finance PLC	5.264%	3/8/07	(1)	10,000	9,990
Procter & Gamble International Funding SCA	5.279%	3/21/07	(1)	149,000	148,566
					158,556
Industrial (1.2%)
General Electric Co.	5.289%	3/5/07		50,000	49,971
General Electric Co.	5.286%-5.287%	3/26/07		190,000	189,309
					239,280
Insurance (0.0%)
Metlife Funding Inc.	5.277%	3/26/07		9,000	8,967

Total Commercial Paper
(Cost $4,286,086)					4,286,086
Certificates of Deposit (31.7%)

Certificates of Deposit--U.S. Banks (0.5%)
Branch Banking & Trust Co.	5.290%	4/9/07		49,000	49,000
Branch Banking & Trust Co.	5.290%	6/1/07		48,000	48,000
					97,000

Yankee Certificates of Deposit--U.S. Branches (31.2%)
Abbey National Treasury Services PLC (Stamford Branch)	5.100%	3/20/07		42,000	41,991
Bank of Montreal (Chicago Branch)	5.280%	3/15/07		300,000	300,000
Bank of Montreal (Chicago Branch)	5.280%	3/21/07		300,000	300,000
Barclays Bank PLC (New York Branch)	5.325%	4/3/07		40,200	40,201
Barclays Bank PLC (New York Branch)	5.320%	4/4/07		32,000	32,000
Barclays Bank PLC (New York Branch)	5.320%	4/9/07		150,000	150,000
Barclays Bank PLC (New York Branch)	5.310%	5/29/07		200,000	200,000
Calyon (New York Branch)	5.280%	3/1/07		220,000	220,000
Calyon (New York Branch)	5.310%	3/1/07		100,000	100,000
Credit Suisse (New York Branch)	5.285%	3/26/07		400,000	400,000
Credit Suisse (New York Branch)	5.310%	5/2/07		200,000	200,000
Deutsche Bank AG (New York Branch)	5.280%	3/5/07		100,000	100,000
Deutsche Bank AG (New York Branch)	5.280%	3/8/07		300,000	300,000
Dexia Credit Local S.A. (New York Branch)	5.290%	4/9/07		350,000	350,000
Fortis Bank NV-SA (New York Branch)	5.285%	3/23/07		200,000	200,000
Fortis Bank NV-SA (New York Branch)	5.310%	5/22/07		100,000	100,000
Fortis Bank NV-SA (New York Branch)	5.310%	5/29/07		200,000	200,000
HBOS Treasury Services PLC (New York Branch)	5.300%	3/2/07		100,000	100,000
HBOS Treasury Services PLC (New York Branch)	5.290%	3/7/07		124,500	124,499
HSH Nordbank AG (New York Branch)	5.300%	4/13/07		150,000	150,000
HSH Nordbank AG (New York Branch)	5.300%	4/17/07		100,000	100,000
Lloyds TSB Bank PLC (New York Branch)	5.280%	3/16/07		600,000	600,000
Lloyds TSB Bank PLC (New York Branch)	5.290%	4/30/07		100,000	100,000
Rabobank Nederland (New York Branch)	5.290%	3/5/07		300,000	300,000
Royal Bank of Canada (New York Branch)	5.310%	5/24/07		100,000	100,000
Royal Bank of Scotland PLC (New York Branch)	5.300%	3/22/07		475,000	475,000
Societe Generale (New York Branch)	5.280%	3/5/07		170,000	170,000
Societe Generale (New York Branch)	5.290%	3/23/07		35,000	35,000
Societe Generale (New York Branch)	5.310%	5/23/07		250,000	250,000
Svenska Handelsbanken, AB (New York Branch)	5.290%	3/8/07		103,000	103,000
Svenska Handelsbanken, AB (New York Branch)	5.300%	3/16/07		270,000	270,000
Svenska Handelsbanken, AB (New York Branch)	5.305%	4/9/07		25,000	25,000
Svenska Handelsbanken, AB (New York Branch)	5.310%	4/12/07		165,000	165,000
					6,301,691

Total Certificates of Deposit
(Cost $6,398,691)					6,398,691
Eurodollar Certificates of Deposit (6.5%)
Credit Agricole S.A.	5.290%	3/7/07		250,000	250,000
Deutsche Bank AG	5.290%	3/26/07		200,000	200,000
ING Bank N.V.	5.290%	4/10/07		250,000	250,000

ING Bank N.V.	5.310%	5/22/07	150,000	150,000
ING Bank N.V.	5.310%	5/31/07	75,000	75,000
ING Bank N.V.	5.315%	6/1/07	100,000	100,000
National Australia Bank	5.280%	4/10/07	100,000	100,000
Royal Bank of Scotland PLC	5.310%	3/14/07	180,000	179,999
Societe Generale	5.300%	5/2/07	10,000	9,999
Total Eurodollar Certificates of Deposit
(Cost $1,314,998)				1,314,998
Other Notes (1.0%)
Bank of America, N.A.	5.310%	5/15/07	100,000	100,000
Bank of America, N.A.	5.310%	5/21/07	100,000	100,000
Total Other Notes
(Cost $200,000)				200,000
Repurchase Agreements (39.5%)
Banc of America Securities, LLC
(Dated 2/28/07, Repurchase Value $824,122,000,
collateralized by Farm Credit Admin. Discount
Note, 3/6/07-1/23/08, Federal Farm Credit Bank
3.100%-5.800%, 3/27/07-4/12/35, Federal Home Loan
Bank 0.000%-7.625%, 4/16/07-7/15/36, Federal Home
Loan Bank Discount Note, 3/1/07-8/15/07, Federal
Home Loan Mortgage Corp. 0.000%-7.000%, 3/15/07-
7/15/32, Federal Home Loan Mortgage Corp. Discount
Note, 3/1/07-12/6/07, Federal National Mortgage Assn.
0.000%-6.625%, 4/8/07-11/15/30, Federal National
Mortgage Assn. Discount Note, 3/1/07-10/1/07)	5.320%	3/1/07	824,000	824,000
Barclays Capital Inc.
(Dated 2/28/07, Repurchase Value $1,307,194,000,
collateralized by Farm Credit Admin. Discount
Note, 3/1/07-4/3/07, Federal Farm Credit Bank
4.550%-5.500%, 3/21/17-4/12/32, Federal Home Loan
Bank 3.875%-7.450%, 12/27/07-7/15/36, Federal
Home Loan Bank Discount Note, 3/7/07-5/23/07,
Federal Home Loan Mortgage Corp. 3.500%-6.750%,
9/15/07-7/15/32, Federal Home Loan Mortgage Corp.
Discount Note, 5/21/07-7/9/07, Federal National
Mortgage Assn. 0.000%-7.250%, 4/15/07-11/15/30,
Federal National Mortgage Assn. Discount Note,
4/25/07-1/15/08)	5.330%	3/1/07	1,307,000	1,307,000
BNP Paribas Securities Corp.
(Dated 2/28/07, Repurchase Value $402,059,000,
collateralized by Federal Home Loan Bank 3.375%-
7.375%, 2/15/08-7/15/36, Federal Home Loan Mortgage
Corp. 4.875%-6.000%, 4/18/08-11/15/13, Federal Home
Loan Mortgage Corp. Discount Note, 2/4/08, Federal
National Mortgage Assn. 3.250%-5.000%, 1/15/08-
10/15/11)	5.320%	3/1/07	402,000	402,000

Citigroup Global Markets, Inc.
(Dated 2/28/07, Repurchase Value $174,025,000,
collateralized by Federal Farm Credit Bank 4.850%-
6.690%, 9/8/10-7/29/20, Federal Home Loan Bank
0.000%-6.500%, 5/11/07-7/15/36, Federal Home Loan
Bank Discount Note, 4/18/07-5/4/07, Federal Home
Loan Mortgage Corp. 0.000%-6.000%, 3/15/07-7/15/32,
Federal Home Loan Mortgage Corp. Discount Note,
5/15/07, Federal National Mortgage Assn. 0.000%-
7.250%, 1/15/08-11/15/30, Federal National Mortgage
Assn. Discount Note, 4/23/07)	5.250%	3/1/07	174,000	174,000
Citigroup Global Markets, Inc.
(Dated 2/28/07, Repurchase Value $693,958,000,
collateralized by Federal Farm Credit Bank 4.850%-
6.690%, 9/8/10-7/29/20, Federal Home Loan Bank
0.000%-6.500%, 5/11/07-7/15/36, Federal Home Loan
Bank Discount Note, 4/18/07-5/4/07, Federal Home
Loan Mortgage Corp. 0.000%-6.000%, 3/15/07-7/15/32,
Federal Home Loan Mortgage Corp. Discount Note,
5/15/07, Federal National Mortgage Assn. 0.000%-
7.250%, 1/15/08-11/15/30, Federal National Mortgage
Assn. Discount Note, 4/23/07)	5.320%	3/1/07	693,855	693,855
Credit Suisse Securities (USA) LLC
(Dated 2/28/07, Repurchase Value $760,112,000,
collateralized by Federal Home Loan Mortgage
Corp. 2.750%-5.500%, 2/15/08-7/18/16, Federal
National Mortgage Assn. 3.250%-7.250%, 7/15/08-
5/15/30)	5.320%	3/1/07	760,000	760,000
Deutsche Bank Securities, Inc.
(Dated 2/28/07, Repurchase Value $980,511,000,
collateralized by Federal Farm Credit Bank 4.350%-
7.010%, 3/14/08-4/12/35, Federal Home Loan Bank
3.750%-7.625%, 5/15/07-3/14/36, Federal Home Loan
Bank Discount Note, 5/11/07, Federal Home Loan
Mortgage Corp. 2.750%-8.250%, 3/15/07-3/15/31,
Federal National Mortgage Assn. 0.000%-8.280%,
12/15/07-1/15/30, Federal National Mortgage Assn.
Discount Note, 8/15/07, U.S. Treasury Bill 0.000%,
4/12/07, U.S. Treasury Bond 7.875%-10.625%, 8/15/15-
2/15/21, U.S. Treasury Note 3.500%-4.875%, 7/31/07-
11/15/13)	5.320%	3/1/07	980,366	980,366
Goldman, Sachs & Co.
(Dated 2/28/07, Repurchase Value $332,049,000,
collateralized by Federal Home Loan Bank 3.625%-
5.750%, 9/14/07-9/16/13, Federal Home Loan Mortgage
Corp. 4.500%-6.625%, 9/15/09-1/15/14, Federal National
Mortgage Assn. 4.125%-7.250%, 1/15/10-11/15/30)	5.330%	3/1/07	332,000	332,000
Greenwich Capital Markets, Inc.
(Dated 2/28/07, Repurchase Value $300,044,000,
collateralized by Federal Home Loan Bank Discount
Note, 5/25/07, Federal Home Loan Mortgage Corp.
Discount Note, 3/5/07-4/20/07, Federal National
Mortgage Assn. 0.000%, 6/1/17)	5.320%	3/1/07	300,000	300,000
UBS Securities LLC
(Dated 2/28/07, Repurchase Value $111,016,000,
collateralized by Federal Home Loan Mortgage
Corp. 5.000%, 9/16/08)	5.230%	3/1/07	111,000	111,000
UBS Securities LLC
(Dated 2/28/07, Repurchase Value $2,078,308,000,
collateralized by Federal Home Loan Mortgage
Corp. 3.625%-6.750%, 11/16/07-3/15/31, Federal
National Mortgage Assn. 4.375%-6.625%, 10/15/14-
11/15/30)	5.330%	3/1/07	2,078,000	2,078,000
Total Repurchase Agreements
(Cost $7,962,221)				7,962,221
Total Investments (100.0%)
(Cost $20,161,996)				20,161,996

Other Assets and Liabilities (0.0%)
Other Assets		41,583
Liabilities		(48,038)
		(6,455)
Net Assets (100%)
Applicable to 20,155,544,309 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)		20,155,541
Net Asset Value Per Share		$1.00
•See Note A in Notes to Financial Statements.
••Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

(1)Security exempt from registration under Section 4(2) of the
Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other
"accredited investors." At February 28, 2007, the aggregate value of these securities was $2,508,472,000, representing 12.4% of net assets.

At February 28, 2007, net assets consisted of:
	Amount	Per
	($000)	Share
Paid-in Capital	20,155,545	$1.00
Undistributed Net Investment Income	-	-
Accumulated Net Realized Losses	(4)	-
Unrealized Appreciation	-	-
Net Assets	20,155,541	$1.00

STATEMENT OF OPERATIONS
Vanguard Market Liquidity Fund
Six Months Ended
February 28, 2007
($000)
INVESTMENT INCOME
Income
Interest	492,896
Total Income	492,896
Expenses
The Vanguard Group-Note B
Management and Administrative	530
Total Expenses	530
NET INVESTMENT INCOME	492,366
REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD	(3)
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES	-
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	492,363

See accompanying Notes, which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
	Vanguard Market Liquidity Fund
	Six Months Ended	Year Ended
	February 28, 2007	August 31, 2006
	($000)	($000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	492,366	836,992
Realized Net Gain (Loss)	(3)	(4)
Change in Unrealized Appreciation (Depreciation)	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	492,363	836,988
Distributions
Net Investment Income	(492,366)	(836,992)
Realized Capital Gain	-	-
Total Distributions	(492,366)	(836,992)
Capital Share Transactions (at $1.00)
Issued	97,578,654	177,759,226
Issued in Lieu of Cash Distributions	492,366	836,707
Redeemed	(94,136,815)	(177,677,564)
Net Increase (Decrease) from Capital Share Transactions	3,934,205	918,369
Total Increase (Decrease)	3,934,202	918,365
Net Assets
Beginning of Period	16,221,339	15,302,974
End of Period	20,155,541	16,221,339

See accompanying Notes, which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
		Vanguard Market Liquidity Fund
	Six Months Ended	Year Ended August 31,		July 19, 2004[1] to
For a Share Outstanding Throughout Each Period	February 28, 2007	2006	2005	August 31, 2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.027	.046	.026	.002
Net Realized and Unrealized Gain (Loss) on Investments	-	-	-	-
Total from Investment Operations	.027	.046	.026	.002
Distributions
Dividends from Net Investment Income	(.027)	(.046)	(.026)	(.002)
Distributions from Realized Capital Gains	-	-	-	-
Total Distributions	(.027)	(.046)	(.026)	(.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return	2.68%	4.68%	2.60%	0.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,156	$16,221	$15,303	$20,867
Ratio of Total Expenses to Average Net Assets	0.006% *	0.01%	0.01%	0.01% *
Ratio of Net Investment Income to Average Net Assets	5.35% *	4.61%	2.57%	1.44% *
[1]Commencement of operations.
*Annualized.

See accompanying Notes, which are an integral part of the financial statements.

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries.

A.          The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.          Security Valuation: Securities are valued at amortized cost, which approximates market value.

2.           Repurchase Agreements: The fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3.           Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.           Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5.           Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.          The Vanguard Group provides investment advisory, corporate management and administrative services at cost and pays for all other operating expenses, except for taxes. The fund’s trustees and officers are also directors and officers of Vanguard.

C.          In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund's fiscal year beginning September 1, 2007. Management is in the process of analyzing the fund's tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund's financial statements.

VANGUARD MUNICIPAL CASH MANAGEMENT FUND

February 28, 2007

Statement of Net Assets
				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Municipal Bonds (103.7%)

Alabama (0.6%)
Columbia AL IDR PCR (Alabama Power Co. Project) VRDO	3.670%	3/1/07		7,000	7,000
Univ. of Alabama General Rev. TOB VRDO	3.700%	3/7/07	(1)*	5,190	5,190
					12,190
Alaska (1.0%)
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	3.630%	3/1/07		8,745	8,745
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	3.630%	3/1/07		12,350	12,350
					21,095
Arizona (3.1%)
Arizona State Univ. COP TOB VRDO	3.720%	3/7/07	(2)*	5,425	5,425
Arizona Transp. Board Highway Rev. TOB VRDO	3.720%	3/7/07	*	10,655	10,655
Arizona Transp. Board Highway Rev. TOB VRDO	3.720%	3/7/07	*	23,175	23,175
Phoenix AZ Civic Improvement Corp. Wastewater System Rev. VRDO	3.550%	3/7/07	(1)	12,450	12,450
Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	3.720%	3/7/07	(1)*	3,290	3,290
Tempe AZ Transit Excise Tax Rev. VRDO	3.530%	3/7/07		8,000	8,000
					62,995
Colorado (2.3%)
Colorado General Fund TRAN	4.500%	6/27/07		10,000	10,023
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	3.530%	3/7/07		12,080	12,080
Colorado State COP Univ. of Colorado Denver Health Science Center Fitzsimons Academic
Fac. Project TOB VRDO	3.700%	3/7/07	(1)*	7,200	7,200
Denver CO City & County Airport Rev. TOB VRDO	3.690%	3/7/07	(3)*	9,500	9,500
Regional Transp. Dist. of Colorado Sales Tax Rev. TOB VRDO	3.720%	3/7/07	(2)*	8,425	8,425
					47,228
District of Columbia (0.9%)
District of Columbia (National Geographic Society) VRDO	3.500%	3/7/07		19,020	19,020
Florida (6.4%)
Broward County FL EDL Facs. Auth. Rev. VRDO	3.630%	3/1/07	LOC	13,200	13,200
Broward County FL School Board COP TOB VRDO	3.720%	3/7/07	(4)*	9,280	9,280
Florida Board of Educ. Public Educ. TOB VRDO	3.720%	3/7/07	*	29,295	29,295
Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	3.630%	3/1/07	LOC	12,133	12,133
Orange County FL Health Fac. Auth. Rev. (Orlando Lutheran Healthcare) VRDO	3.640%	3/1/07	(4)	13,000	13,000
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	3.630%	3/1/07	LOC	5,330	5,330
Orange County FL School Board COP TOB VRDO	3.690%	3/7/07	(3)*	9,275	9,275
Orange County FL School Board TOB VRDO	3.700%	3/7/07	(3)*	5,765	5,765
Orange County FL School Board TOB VRDO	3.720%	3/7/07	(3)*	5,330	5,330
Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hosp.) VRDO	3.630%	3/1/07	LOC	6,640	6,640
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.630%	3/1/07	(2)	20,500	20,500
					129,748
Georgia (3.5%)
Dalton County GA Dev. Auth. (Hamilton Health Care System) VRDO	3.670%	3/7/07	LOC	20,375	20,375
Forsyth County GA Water & Sewer Auth. Rev. VRDO	3.650%	3/7/07		17,100	17,100
Georgia GO TOB VRDO	3.710%	3/7/07	*	2,150	2,150
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	3.470%	3/7/07		9,925	9,925
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	3.630%	3/7/07		21,750	21,750
					71,300
Illinois (8.3%)
Chicago IL Board of Educ. VRDO	3.630%	3/1/07	(4)	7,845	7,845
Chicago IL GO VRDO	3.550%	3/7/07	(4)	55,300	55,300
Chicago IL Water Rev. VRDO	3.660%	3/7/07	(1)	17,640	17,640
Cook County IL GO VRDO	3.550%	3/7/07		26,000	26,000
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	3.610%	3/7/07	LOC	4,700	4,700
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	3.650%	3/7/07		8,000	8,000
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	3.650%	3/7/07		9,800	9,800
Illinois Health Fac. Auth. Rev. (Carle Foundation) VRDO	3.550%	3/7/07	(2)	5,200	5,200
Illinois Regional Transp. Auth. Rev. TOB VRDO	3.710%	3/7/07	(1)*	6,470	6,470
Illinois Regional Transp. Auth. Rev. TOB VRDO	3.710%	3/7/07	(1)*	5,200	5,200
Schaumburg IL GO VRDO	3.670%	3/7/07		85	85
Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	3.720%	3/7/07	(1)*	5,210	5,210
Univ. of Illinois Univ. Rev. TOB VRDO	3.700%	3/7/07	(1)*	16,965	16,965
					168,415

Indiana (0.8%)
Indiana Muni. Power Agency Rev. TOB VRDO	3.710%	3/7/07	(2)*	7,000	7,000
Indianapolis IN Local Public Improvement Rev. VRDO	3.650%	3/7/07	(1)	10,285	10,285
					17,285
Iowa (2.1%)
Des Moines IA Metro. Wastewater Auth. TOB VRDO	3.700%	3/7/07	(1)*	19,025	19,025
Iowa Finance Auth. Rev. (Trinity Health) VRDO	3.650%	3/7/07		23,100	23,100
					42,125
Kentucky (2.4%)
Kentucky Inc. Public Energy Auth. Gas Supply Rev. VRDO	3.660%	3/1/07		48,402	48,402
Maryland (0.5%)
Maryland Dept. of Transp. TOB VRDO	3.720%	3/7/07	*	11,100	11,100

Massachusetts (1.5%)
Massachusetts GO VRDO	3.600%	3/1/07		1,500	1,500
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System) VRDO	3.630%	3/7/07		21,945	21,945
Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	3.690%	3/7/07	(4)*	7,615	7,615
					31,060
Michigan (8.7%)
Detroit MI City School Dist. TOB VRDO	3.720%	3/7/07	(4)*	5,565	5,565
Detroit MI Sewer System Rev. TOB VRDO	3.690%	3/7/07	(3)*	21,205	21,205
Detroit MI Sewer System Rev. TOB VRDO	3.690%	3/7/07	(3)*	10,590	10,590
Detroit MI Water Supply System TOB VRDO	3.690%	3/7/07	(4)*	17,000	17,000
Detroit MI Water Supply System VRDO	3.500%	3/7/07	(3)	20,000	20,000
Michigan Building Auth. Rev. VRDO	3.680%	3/7/07	LOC	13,945	13,945
Regents of Univ. of Michigan CP	3.640%	5/1/07		14,890	14,890
Univ. of Michigan Hosp. Rev. VRDO	3.620%	3/1/07		13,300	13,300
Univ. of Michigan Hosp. Rev. VRDO	3.640%	3/1/07		15,367	15,367
Univ. of Michigan Hosp. Rev. VRDO	3.520%	3/7/07		30,000	30,000
Univ. of Michigan Univ. Rev. VRDO	3.650%	3/7/07		15,365	15,365
					177,227
Mississippi (0.6%)
Mississippi Dev. Bank Special Obligation Rev. VRDO	3.660%	3/7/07	(3)	4,635	4,635
Mississippi GO VRDO	3.550%	3/7/07		6,715	6,715
					11,350
Missouri (1.2%)
Jackson County MO Special Obligation Rev. TOB VRDO	3.700%	3/7/07	(2)*	10,445	10,445
Missouri Health & Educ. Fac. Auth. (Washington Univ.) VRDO	3.640%	3/1/07		6,600	6,600
Missouri Health & Educ. Fac. Auth. Rev. (Washington Univ.) VRDO	3.640%	3/1/07		7,440	7,440
					24,485
Nevada (2.4%)
Clark County NV Airport Improvement Rev. VRDO	3.520%	3/7/07	(3)	20,000	20,000
Clark County NV School Dist. GO TOB VRDO	3.700%	3/7/07	(4)*	4,640	4,640
Clark County NV School Dist. GO TOB VRDO	3.720%	3/7/07	(1)*	8,775	8,775
Clark County NV School Dist. GO TOB VRDO	3.720%	3/7/07	(1)*	12,075	12,075
Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding VRDO	3.660%	3/1/07		3,000	3,000
					48,490
New Jersey (2.5%)
New Jersey TRAN	4.500%	6/22/07		50,000	50,120
New York (2.8%)
Metro. New York Transp. Auth. Transit Fac. CP	3.650%	6/25/07	LOC	20,000	20,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.600%	3/1/07	(3)	6,000	6,000
New York City NY Transitional Finance Auth. Rev. TOB VRDO	3.700%	3/7/07	(3)*	7,600	7,600
New York City NY Transitional Finance Auth. Rev. VRDO	3.600%	3/1/07		22,510	22,510
					56,110
North Carolina (2.6%)
North Carolina Capital Fac. Finance Agency Rev. TOB VRDO	3.700%	3/7/07	*	8,515	8,515
North Carolina GO VRDO	3.470%	3/7/07		16,705	16,705
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System)
TOB VRDO	3.560%	3/7/07	*	15,205	15,205
North Carolina Muni. Power Agency Rev. TOB VRDO	3.700%	3/7/07	(2)*	13,270	13,270
					53,695
Ohio (5.4%)
Cleveland-Cuyahoga County OH Port Auth. Rev. (Museum of Art) VRDO	3.650%	3/7/07		10,300	10,300
Columbus OH City School Dist. School Fac. GO TOB VRDO	3.720%	3/7/07	(4)*	4,505	4,505
Columbus OH Regional Airport Auth. Airport Refunding Rev.
(Oasbo Expanded Asset Program)VRDO	3.680%	3/7/07	LOC	9,900	9,900
Kent State Univ. Ohio VRDO	3.500%	3/7/07	(1)	15,100	15,100

Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	3.520%	3/7/07		22,300	22,300
Ohio Common Schools GO VRDO	3.500%	3/7/07		13,000	13,000
Ohio GO TOB VRDO	3.700%	3/7/07	*	10,315	10,315
Ohio GO VRDO	3.530%	3/7/07		3,350	3,350
Ohio Higher Educ. GO TOB VRDO	3.700%	3/7/07	*	4,875	4,875
Ohio State Univ. General Receipts Rev. VRDO	3.650%	3/7/07		3,725	3,725
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.540%	3/7/07	LOC	12,000	12,000
					109,370
Oregon (1.5%)
Oregon GO VRDO	3.500%	3/7/07		20,400	20,400
Washington Clackamas & Yamhill County OR School Dist. TOB VRDO	3.710%	3/7/07	(1)*	10,045	10,045
					30,445
Pennsylvania (10.0%)
Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health System,
Inc.Project) TOB VRDO	3.700%	3/7/07	(1)*	15,220	15,220
Beaver County PA IDA PCR (First Energy) VRDO	3.640%	3/1/07	LOC	25,100	25,100
Erie PA Higher Educ. Building Auth. Rev. (Gannon Univ.) VRDO	3.670%	3/7/07	LOC	5,590	5,590
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger
Health System)VRDO	3.640%	3/1/07		5,400	5,400
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger
Health System)VRDO	3.640%	3/1/07		8,400	8,400
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger
Health System)VRDO	3.640%	3/7/07		40,795	40,795
Mount Lebanon PA School Dist. GO TOB VRDO	3.560%	3/7/07	(1)*	5,170	5,170
Pennsylvania GO TOB VRDO	3.700%	3/7/07	*	18,600	18,600
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	3.640%	3/1/07		2,000	2,000
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	3.640%	3/1/07		12,600	12,600
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of
Philadelphia)VRDO	3.640%	3/1/07		19,540	19,540
Philadelphia PA School Dist. TRAN	4.500%	6/29/07	LOC	20,000	20,046
Red Lion PA School Dist. VRDO	3.660%	3/7/07	(4)	15,000	15,000
State Public School Building Auth. Pennsylvania College Rev. TOB VRDO	3.560%	3/7/07	(4)*	8,380	8,380
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ.Capital Project) VRDO	3.500%	3/7/07		2,300	2,300
					204,141
Rhode Island (1.2%)
Rhode Island Health & Educ. Building Corp. Rev. (Brown Univ.) VRDO	3.580%	3/7/07		25,000	25,000
South Carolina (0.9%)
Greenville County SC School Dist. TOB VRDO	3.720%	3/7/07	*	6,000	6,000
South Carolina Public Service Auth. Rev. TOB VRDO	3.690%	3/7/07	(1)*	3,290	3,290
South Carolina Public Service Auth. Rev. TOB VRDO	3.700%	3/7/07	(2)*	9,045	9,045
South Carolina Transp. Infrastructure Rev. TOB VRDO	3.720%	3/7/07	(2)*	395	395
					18,730
Tennessee (12.7%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds)
VRDO	3.630%	3/1/07		14,400	14,400
Clarksville TN Public Building Auth. Rev. (Pooled Financing) VRDO	3.650%	3/1/07	LOC	6,300	6,300
Clarksville TN Public Building Auth. Rev. VRDO	3.650%	3/1/07	LOC	25,100	25,100
Greenville TN Health & Educ. Fac. Board Rev. VRDO	3.520%	3/7/07	LOC	28,800	28,800
Knox County TN Ind. Dev. Board (Cherokee Health System Project) VRDO	3.670%	3/7/07	LOC	13,500	13,500
Knoxville TN Waste Water System Rev. TOB VRDO	3.700%	3/7/07	(1)*	5,495	5,495
Memphis TN Electric System Rev. TOB VRDO	3.570%	3/7/07	(4)*	30,095	30,095
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac.
(Vanderbilt Univ.)VRDO	3.650%	3/7/07		20,990	20,990
Metro. Govt. of Nashville & Davidson County TN Rev. (Nashville Symphony Hall
Project)VRDO	3.670%	3/7/07	LOC	11,100	11,100
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee
County Loan Pool) VRDO	3.650%	3/1/07	LOC	45,175	45,175
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee
County Loan Pool) VRDO	3.650%	3/1/07	LOC	4,710	4,710
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds)
VRDO	3.680%	3/7/07	(2)	10,000	10,000
Shelby County TN GO VRDO	3.660%	3/7/07		18,000	18,000
Shelby County TN GO VRDO	3.660%	3/7/07		25,000	25,000
					258,665
Texas (17.1%)
Board of Regents of the Univ. of Texas System Rev. TOB VRDO	3.700%	3/7/07	*	17,490	17,490
Board of Regents of the Univ. of Texas System Rev. TOB VRDO	3.700%	3/7/07	*	5,985	5,985
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB
VRDO	3.720%	3/7/07	*	5,230	5,230
Gulf Coast TX Waste Disposal Auth. PCR (Amoco Oil Co.) VRDO	3.630%	3/1/07		36,500	36,500
Harris County TX GO TOB VRDO	3.690%	3/7/07	*	15,085	15,085
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	3.640%	3/1/07		57,800	57,800
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	3.640%	3/1/07		80,755	80,755
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's Christian Assn.
of Greater Houston) VRDO	3.640%	3/1/07	LOC	4,100	4,100
Houston TX Util. System Rev. TOB VRDO	3.700%	3/7/07	(4)*	400	400
Houston TX Util. System Rev. TOB VRDO	3.700%	3/7/07	(1)*	4,995	4,995
Katy TX Independent School Dist. GO TOB VRDO	3.700%	3/7/07	*	5,790	5,790

Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	3.500%	3/7/07		13,000	13,000
Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	3.540%	3/7/07		20,000	20,000
San Antonio TX Water Rev. TOB VRDO	3.700%	3/7/07	(3)*	6,200	6,200
Texas GO TOB VRDO	3.720%	3/7/07	*	6,805	6,805
Texas State (Mobility Fund) TOB VRDO	3.730%	3/7/07	*	14,200	14,200
Texas TRAN	4.500%	8/31/07		20,000	20,092
Texas Water Dev. Board Rev. VRDO	3.650%	3/1/07		9,400	9,400
Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	3.700%	3/7/07	*	14,430	14,430
Waco TX Health Facs. Dev. Corp. TOB VRDO	3.690%	3/7/07	(1)*	10,000	10,000
					348,257
Utah (0.5%)
Utah GO TOB VRDO	3.700%	3/7/07	*	11,295	11,295
Washington (0.2%)
King County WA Sewer Rev. TOB VRDO	3.720%	3/7/07	(4)*	3,805	3,805
Washington GO TOB VRDO	3.720%	3/7/07	*	495	495
					4,300
Total Municipal Bonds
(Cost $2,113,643)					2,113,643
Other Assets and Liabilities (-3.7%)
Other Assets					11,593
Payables for Investment Securities Purchased					(85,700)
Other Liabilities					(920)
					(75,027)
Net Assets (100%)
Applicable to 2,038,549,910 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)					2,038,616
Net Asset Value Per Share					$1.00

•See Note A in Notes to Financial Statements.

*Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of these securities was $601,060,000, representing 29.5% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

IDA - Industrial Development Authority Bond.

IDR - Industrial Development Revenue Bond.

PCR - Pollution Control Revenue Bond.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

UFSD - Union Free School District.

USD - United School District.

VRDO - Variable Rate Demand Obligation.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee nc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

At February 28, 2007, net assets consisted of:

	Amount	Per
	($000)	Share
Paid-in Capital	2,038,561	$1.00
Undistributed Net Investment Income	-	-
Accumulated Net Realized Gains	55	-
Unrealized Appreciation	-	-

Net Assets	2,038,616	$1.00

STATEMENT OF OPERATIONS
Vanguard Municipal Cash Management Fund
Six Months Ended
February 28, 2007
($000)
INVESTMENT INCOME
Income
Interest	27,832
Total Income	27,832
Expenses
The Vanguard Group-Note B
Management and Administrative	94
Total Expenses	94
NET INVESTMENT INCOME	27,738
REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD	53
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES	-
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	27,791

See accompanying Notes, which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
	Vanguard Municipal Cash Management Fund
	Six Months Ended	Year Ended
	February 28, 2007	August 31, 2006
	($000)	($000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	27,738	56,968
Realized Net Gain (Loss)	53	5
Change in Unrealized Appreciation (Depreciation)	-	-
Net Increase (Decrease) in Net Assets Resulting from Operations	27,791	56,973
Distributions
Net Investment Income	(27,738)	(56,968)
Realized Capital Gain	-	-
Total Distributions	(27,738)	(56,968)
Capital Share Transactions (at $1.00)
Issued	3,685,585	6,293,524
Issued in Lieu of Cash Distributions	27,738	56,968
Redeemed	(3,710,547)	(6,420,468)
Net Increase (Decrease) from Capital Share Transactions	2,776	(69,976)
Total Increase (Decrease)	2,829	(69,971)
Net Assets
Beginning of Period	2,035,787	2,105,758
End of Period	2,038,616	2,035,787

See accompanying Notes, which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
		Vanguard Municipal Cash Management Fund
	Six Months Ended	Year Ended August 31,		July 19, 2004[1] to
For a Share Outstanding Throughout Each Period	February 28, 2007	2006	2005	August 31, 2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.018	.032	.020	.001
Net Realized and Unrealized Gain (Loss) on Investments	-	-	-	-
Total from Investment Operations	.018	.032	.020	.001
Distributions
Dividends from Net Investment Income	(.018)	(.032)	(.020)	(.001)
Distributions from Realized Capital Gains	-	-	-	-
Total Distributions	(.018)	(.032)	(.020)	(.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return	1.79%	3.20%	2.03%	0.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,039	$2,036	$2,106	$11
Ratio of Total Expenses to Average Net Assets	0.012% *	0.02%	0.02%	0.02% *
Ratio of Net Investment Income to Average Net Assets	3.57% *	3.16%	2.35%	1.13% *
[1]Commencement of operations.
*Annualized.

See accompanying Notes, which are an integral part of the financial statements.

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A.          The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.          Security Valuation: Securities are valued at amortized cost, which approximates market value.

2.           Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

3.           Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

4.           Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.          The Vanguard Group provides investment advisory, corporate management and administrative services at cost and pays for all other operating expenses, except for taxes. The fund’s trustees and officers are also directors and officers of Vanguard.

C.          In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund's fiscal year beginning September 1, 2007. Management is in the process of analyzing the fund's tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund's financial statements.

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account	Ending Account	Expenses
	Value	Value	Paid During
	August 31, 2006	February 28, 2007	Period*
Based on Actual Fund
Return
Market Liquidity	$1,000.00	$1,026.84	$0.03
Municipal Cash
Management	1,000.00	1,017.89	0.06

Based on Hypothetical 5%
Yearly Return
Market Liquidity	$1,000.00	$1,024.76	$0.03
Municipal Cash
Management	1,000.00	1,024.74	0.06

*The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.006%; and for the Municipal Cash Management Fund, 0.012%. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. If the fees were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Annualized Expense Ratios[1]:
Your Fund compared with its Peer Group
		Average
	Fund	Institutional
	Expense	Money Market
Vanguard CMT Fund	Ratio	Fund

Market Liquidity	0.006%	0.44%
Municipal Cash Management	0.012	--

1 Fund expense ratios reflect the six months ended February 28, 2007. Peer Group Expense ratio data is derived from data provided by Lipper Inc., and captures information through year-end 2006.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table below shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years:
Trustee since 1987;	Chairman of the Board, Chief Executive Officer,
Chairman of the Board and	and Director/Trustee of The Vanguard Group, Inc.,
Chief Executive Officer	and of each of the investment companies served
147 Vanguard Funds Overseen	by The Vanguard Group.

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years:
Trustee since January 2001	Applecore Partners (pro bono ventures in education);
147 Vanguard Funds Overseen	Senior Advisor to Greenwich Associates (international
business strategy consulting); Successor Trustee
of Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the
Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years:
Trustee since December 2001[2]	Chairman and Chief Executive Officer of Rohm
147 Vanguard Funds Overseen	and Haas Co. (chemicals); Board Member of the
American Chemistry Council; Director of Tyco
International, Ltd. (diversified manufacturing and
services) since 2005; Trustee of Drexel University
and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years:
Trustee since June 2006	President of the University of Pennsylvania since
147 Vanguard Funds Overseen	2004; Professor in the School of Arts and Sciences,
Annenberg School for Communication, and
Graduate School of Education of the University
of Pennsylvania since 2004; Provost (2001–2004)
and Laurance S. Rockefeller Professor of Politics
and the University Center for Human Values
(1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005
and of Schuylkill River Development Corporation
and Greater Philadelphia Chamber of Commerce
since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years:
Trustee since July 1998	Corporate Vice President and Chief Global Diversity
147 Vanguard Funds Overseen	Officer since 2006, Vice President and Chief
Information Officer (1997–2005), and Member of
the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of
the University Medical Center at Princeton and
Women’s Research and Education Institute.
André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years:
Trustee since December 2004	George Gund Professor of Finance and Banking,
147 Vanguard Funds Overseen	Harvard Business School; Senior Associate Dean,
Director of Faculty Recruiting, and Chair of Finance
Faculty, Harvard Business School; Director and
Chairman of UNX, Inc. (equities trading firm) since
2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm)
since 2005; Director of registered investment
companies advised by Merrill Lynch Investment
Managers and affiliates (1985–2004), Genbel
Securities Limited (South African financial services
firm) (1999–2003), Gensec Bank (1999–2003),
Sanlam, Ltd. (South African insurance company)
(2001–2003), and Stockback, Inc. (credit card firm)
(2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years:
Trustee since January 1993	Chairman, President, Chief Executive Officer,
147 Vanguard Funds Overseen	and Director of NACCO Industries, Inc. (forklift
trucks/housewares/lignite); Director of Goodrich
Corporation (industrial products/aircraft systems
and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years:
Trustee since April 1985	Retired Chairman and Chief Executive Officer
147 Vanguard Funds Overseen	of Rohm and Haas Co. (chemicals); Director
of Cummins Inc. (diesel engines) and
AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University
and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years:
Secretary since July 2005	Managing Director of The Vanguard Group, Inc.,
147 Vanguard Funds Overseen	since 2006; General Counsel of The Vanguard
Group since 2005; Secretary of The Vanguard
Group, and of each of the investment companies
served by The Vanguard Group, since 2005;
Principal of The Vanguard Group (1997–2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years:
Treasurer since July 1998	Principal of The Vanguard Group, Inc.; Treasurer
147 Vanguard Funds Overseen	of each of the investment companies served by
The Vanguard Group.

Vanguard Senior Management Team
R. Gregory Barton	Kathleen C. Gubanich Michael S. Miller
Mortimer J. Buckley	Paul A. Heller Ralph K. Packard
James H. Gately	F. William McNabb, III George U. Sauter

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
2

December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds. More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 20, 2007

VANGUARD CMT FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 20, 2007

*By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.